                    SUPPLEMENT DATED FEBRUARY 2, 2005 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 29, 2004,
                AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2004,
                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                    VAN KAMPEN EMERGING MARKETS INCOME FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND

The Statement of Additional Information is supplemented as follows:

     J. Miles Branagan retired as a director of each Fund effective December 31, 2004.

     In the section entitled "DIRECTORS AND OFFICERS," under the list of officers, James W. Garrett replaces James M. Dykas as follows:

James W. Garrett (36)        Chief Financial  Officer since  Executive Director of Morgan Stanley
1221 Avenue of the Americas  Officer and      2005           Investment Management. Chief
New York, NY 10020           Treasurer                       Financial Officer and Treasurer of
                                                             Morgan Stanley Institutional Funds
                                                             since 2002 and of funds in the Fund
                                                             Complex since January 2005.

     In the section entitled "DIRECTORS AND OFFICERS" under the subsection entitled "BOARD COMMITTEES," the first sentence in the second paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's audit committee consists of Jerry D. Choate, Rod Dammeyer and R. Craig Kennedy.

     In the section entitled "DIRECTORS AND OFFICERS" under the subsection entitled "BOARD COMMITTEES," the first sentence in the fourth paragraph is replaced with the following sentence:

     Effective January 1, 2005, the Board's governance committee consists of David C. Arch, Howard J Kerr and Jack E. Nelson.

                     RETAIN SUPPLEMENT FOR FUTURE REFERENCE

                                                                SAI SPT SER 2/05